DESCRIPTION OF BUSINESS AND RELATED MATTERS (Details)					1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017 USD ($)	Jun. 21, 2016 USD ($)	Dec. 21, 2015 USD ($)	Sep. 16, 2015 USD ($) $ / shares	Jul. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) shares	Sep. 30, 2017 USD ($) segment $ / shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) segment $ / shares	Oct. 31, 2015 USD ($)	Oct. 15, 2015 USD ($)	Oct. 09, 2015 USD ($)	Oct. 12, 2012 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable business segments | segment							2		2
Business Acquisition [Line Items]
Document Period End Date							Sep. 30, 2017
Business Combination, Description [Abstract]
Price per share | $ / shares							$ 30.00
Percentage of issued stock owned by the parent company							70.20%
Voting power of parent company, percentage							98.20%
Proceeds from issuance or sale of equity						$ 362,069,000
Underwriting discount and share issuance expense						$ 13,609,000
Senior Notes							$ 15,853,175,000		$ 17,507,325,000
Principal Amount							5,429,338,000		$ 3,490,256,000
Conversion of notes payable to affiliates and related parties to common stock							2,264,252,000	$ 0
Common stock, par value (in dollars per share) | $ / shares									$ 0.01
Line of credit facility, aggregate principal amount													$ 480,000,000
10.875% Senior Notes due in 2025
Business Combination, Description [Abstract]
Stated interest rate					10.875%
Redemption call premium					$ 34,341,000
Senior Notes
Business Combination, Description [Abstract]
Senior Notes									$ 17,507,325,000
Principal Amount							16,289,245,000		17,955,024,000
Senior Notes | 10.875% Senior Notes due in 2025
Business Combination, Description [Abstract]
Senior Notes					315,779,000
Senior Notes | 10.125% Notes due January 15, 2023
Business Combination, Description [Abstract]
Senior Notes							1,777,085,000		1,774,750,000
Principal Amount							$ 1,800,000,000		$ 1,800,000,000			$ 1,800,000,000
Stated interest rate							10.125%		10.125%			10.125%
Senior Notes | 10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Senior Notes							$ 1,660,583,000		$ 1,970,379,000
Principal Amount							$ 1,684,221,000		$ 2,000,000,000			$ 2,000,000,000
Stated interest rate							10.875%		10.875%			10.875%
Senior Notes | 6.625% Notes due October 15, 2025
Business Combination, Description [Abstract]
Senior Notes							$ 986,394,000		$ 985,469,000
Principal Amount							$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000
Stated interest rate							6.625%		6.625%		6.625%
Common Class A
Business Combination, Description [Abstract]
Number of shares issued (in shares) | shares						71,724,139
Initial public offering shares sold by company | shares						12,068,966
Initial public offering shares sold by existing shareholders (in shares) | shares						59,655,173
Common stock, par value (in dollars per share) | $ / shares							$ 0.01
Common Class B
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares							0.01
Affiliates | Notes payable
Business Combination, Description [Abstract]
Principal Amount		$ 1,750,000,000
Cablevision Systems Corp.
Business Combination, Description [Abstract]
Business acquisition, share price (dollars per share) | $ / shares				$ 34.90
Consideration transfered		9,958,323,000
Cablevision Systems Corp. | Common Class A
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares							0.01		$ 0.01
Cablevision Systems Corp. | Common Class B
Business Combination, Description [Abstract]
Common stock, par value (in dollars per share) | $ / shares							$ 0.01		$ 0.01
Cablevision Systems Corp. | Neptune Finco Corp. | Term Loan | Senior Secured Credit Facilities
Business Combination, Description [Abstract]
Principal Amount										$ 3,800,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Term Loan | Revolving Credit Facility | Senior Secured Credit Facilities
Business Combination, Description [Abstract]
Line of credit facility, aggregate principal amount										2,000,000,000
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 10.125% Notes due January 15, 2023
Business Combination, Description [Abstract]
Principal Amount										$ 1,800,000,000
Stated interest rate										10.125%
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 10.875% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount										$ 2,000,000,000
Stated interest rate										10.875%
Cablevision Systems Corp. | Neptune Finco Corp. | Senior Notes | 6.625% Notes due October 15, 2025
Business Combination, Description [Abstract]
Principal Amount										$ 1,000,000,000
Stated interest rate										6.625%
Cablevision Systems Corp. | Affiliates
Business Combination, Description [Abstract]
Consideration transfered				$ 1,000,000,000
Indirect ownership interest by co-investors				30.00%
Cablevision Systems Corp. | Affiliates | Notes payable
Business Combination, Description [Abstract]
Principal Amount		1,750,000,000
Cablevision Systems Corp. | Affiliates | Notes payable | Notes Payable at 10.75%
Business Combination, Description [Abstract]
Principal Amount		$ 875,000,000
Stated interest rate		10.75%
Cablevision Systems Corp. | Affiliates | Notes payable | Notes Payable at 11%
Business Combination, Description [Abstract]
Principal Amount		$ 875,000,000
Stated interest rate		11.00%
Cequel Corp.
Business Combination, Description [Abstract]
Consideration transfered			$ 3,973,528,000
Percentage of shares acquired			70.00%
Cash consideration			$ 2,797,928,000
Retained equity			$ 675,600,000
Ownership percentage by noncontrolling owners			30.00%
Cequel Corp. | Affiliates | Senior Notes
Business Combination, Description [Abstract]
Consideration transferred, debt issuance by an affiliate of parent company			$ 500,000,000
Over-Allotment Option
Business Combination, Description [Abstract]
Number of shares issued (in shares) | shares						7,781,110
IPO
Business Combination, Description [Abstract]
Consideration received on transaction, used to repay long term debt					$ 350,120,000
Co-investors
Business Combination, Description [Abstract]
Conversion of notes payable to affiliates and related parties to common stock	$ 525,000,000
Subsidiary of Altice N.V.
Business Combination, Description [Abstract]
Conversion of notes payable to affiliates and related parties to common stock	$ 1,225,000,000